UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3790

QUANTITATIVE GROUP OF FUNDS

Quant Emerging Markets Fund

55 Old Bedford Road

Lincoln, MA 01773

Willard L. Umphrey

Quantitative Group of Funds

55 Old Bedford Road

Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: 781-259-1144

Date of fiscal year end: MARCH 31

Date of reporting period:             JULY 1, 2006 – JUNE 30, 2007

Vote Summary Report
Jul 01, 2006 - Jun 30, 2007

Quantitative Emerging Markets Fund

Mtg	Company/		Mgmt	Vote	Record		Shares
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent	Voted

07/03/06 - A	Bank Leumi Le-Israel BM		M16043107		06/04/06		415,800
	1	Accept Financial Statements and Statutory Reports	For	For			Mgmt
	2	Elect M. Dayan as External Director	For	For			Mgmt
	3a	Elect Z. Gal Yam as Director	For	For			Mgmt
	3b	Elect A. Gans as Director	For	For			Mgmt
	3c	Elect D. Cohen as Director	For	For			Mgmt
	3d	Elect E. Sadka as Director	For	For			Mgmt
	4	Approve Remuneration of Directors	For	For			Mgmt
	5	Approve Somekh Chaikin and Kost Forer Gabbay & Kasierer as Auditors and Authorize Board to Fix their Remuneration	For	For			Mgmt
	6	Approve Resolutions Concerning Approval of Holding Positions and Disclosure by Officers	For	For			Mgmt
	7	Approve Bonus for Board Chairman	For	Against			Mgmt
This item does not merit support due to the company’s unwillingness to provide the pertinent information.
	8a	Approve Participation of Board Chairman in Offer of 2.873% of Share Capital by State of Israel to Bank Employees	For	For			Mgmt
	8b	Approve Loan to Board Chairman for Purchase of Shares Offered by State of Israel	For	For			Mgmt

08/09/06 - S	Korea Electric Power Corp		Y48406105		07/05/06		35,420
	1	Elect Three Executive Directors	For	For			Mgmt

08/30/06 - A	Foschini Ltd.		S29260122		None		294,200
Ordinary Business
	1	Accept Financial Statements and Statutory Reports for Year Ended 3-31-06	For	For			Mgmt
	2	Ratify KPMG Inc. as Auditors	For	For			Mgmt
	3	Reelect E. Osrin as Director	For	For			Mgmt
	4	Reelect D. N. Nurek as Director	For	For			Mgmt
	5	Reelect F. Abrahams as Director	For	For			Mgmt
	6	Reelect D. M. Polak as Director	For	For			Mgmt
	7	Place the Unissued Ordinary Shares of the Company Under the Control of the Directors to Service Share Incentive Schemes	For	Against			Mgmt

Mgmt Rec - Company Management Recommended Vote

Based on excessive dilution of 14 percent and the lack of evidence of performance-based vesting, it is recommended that shareholders oppose this general issuance authority.
Special Business
	1	Authorize Repurchase of Up to 20 Percent of Issued Share Capital	For	For		Mgmt
Ordinary Business
	8	Authorize Board to Ratify and Execute Approved Resolutions	For	Against		Mgmt
Due to our disapproval of item 7, we recommend a vote against this proposal as well. This is a routine legal formality in South Africa.

09/28/06 - S	LG International Corp		Y52764100		08/31/06	87,820
	1	Approve Spin-Off Agreement	For	For		Mgmt
	2	Elect Non-Independent Non-Executive Director	For	For		Mgmt

09/29/06 - S	Angang Steel Company Limited		Y0132D105		08/30/06	4,462,000
	1	Approve the Bayuquan Facility Proposal	For	For		Mgmt

10/03/06 - S	Sasol Ltd.		803866102		None	32,811
Special Meeting Agenda
	1	Approve Repurchase of 60 Million Ordinary Treasury Shares from Sasol Investment Company (Pty) Limited	For	For		Mgmt
	2	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	3	Authorize Board to Ratify and Execute Approved Resolutions	For	For		Mgmt

10/05/06 - S	Teva Pharmaceutical Industries Ltd.		M8769Q102		08/29/06	56,509
	1	Approve Remuneration of Board Chairman, Eli Hurvitz	For	For		Mgmt
	2	Approve Remuneration of Vice Board Chairman, Phillip Frost	For	For		Mgmt

10/09/06 - S	Telefonos de Mexico SA de CV		P90413132		None	752,000
Only AA and A Shares Can Vote, and AA Shares Must be Held by Mexican Nationals
	1	Authorize Increase in Share Repurchase Funds by Up to MXN 15 Billion; Approve Share Repurchase	For	For		Mgmt
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

10/19/06 - S	Consorcio Ara SAB de CV		P3084R106		None	211,000
Special Business
	1	Renumber All Articles of Association and Subsequent Amend Bylaws to Comply with New Mexican Securities Law	For	For		Mgmt
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt
Ordinary Business
	3	Elect/Ratify Directors	For	For		Mgmt
	4	Appoint the Chairman of Audit Committee	For	For		Mgmt
	5	Appoint the Chairman of Corporate Practices Committee	For	For		Mgmt
	6	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

10/20/06 - A	Telkom SA		S84197102		None	39,800
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Year Ended March 31, 2006	For	For		Mgmt
	2	Approve Simultaneous Reappointment of Retiring Directors	For	Against		Mgmt
	2	Elect Directors	For	Split		Mgmt
	2.1	Reelect L. Zim --- Against

The proposed director nominee (L. Zim) who is up for reelection under this resolution has attended less than 75 percent of board meetings for the year without a valid reason for the absences. ISS believes that the purpose of board membership is to represent outside shareholder interests and to monitor the activities of management. Directors cannot satisfy their fiduciary responsibility to shareholders if they do not attend meetings. We therefore recommend that shareholders oppose this director nominee.

	2.2	Reelect T. Mosololi --- For
	3	Ratify Ernst & Young as Auditors	For	For		Mgmt
	4	Authorize Repurchase of Up to 20 Percent of Issued Share Capital	For	For		Mgmt
	5	Amend Articles of Association	For	Against		Mgmt

Based on the fact that the company is removing the provision regarding fixed number of directors and replacing it with a range, given that the new Human Resources Review and Remuneration Committee (which would make recommendations on the remuneration for executives) would include executives, and since this is a bundled resolution, we recommend shareholders oppose the amendments to the articles because these negative provisions outweigh the neutral, editorial ones.

Mgmt Rec - Company Management Recommended Vote

10/26/06 - A	Partner Communications Company Ltd		M78465107		09/21/06	200,800
	1	Ratify Kesselman & Kesselman as Auditors	For	For		Mgmt
	2	Authorize Board to Fix Remuneration of the Auditors for 2006	For	For		Mgmt
	3	Authorize Board to Fix Remuneration of the Auditors for 2007	For	For		Mgmt
	4	Accept Board Report Regarding 2005 Auditor Remuneration	For	For		Mgmt
	5	Elect Directors	For	For		Mgmt
	6	Elect M. Vidman as External Director	For	For		Mgmt
	7	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	8a	Amend Articles Re: Authority of Board to Determine Auditor Compensation	For	Against		Mgmt
Given the lack of information regarding the proposal, it is impossible to determine whether the proposed amendment would restrict shareholder rights. As such, this item does not merit support.
	8b	Amend Articles Re: Election and Termination of Directors	For	Against		Mgmt
Given the lack of information regarding the proposal, it is impossible to determine whether the proposed amendment would restrict shareholder rights. As such, this item does not merit support.
	8c	Amend Articles Re: Insurance of Officers	For	Against		Mgmt
Given the lack of information regarding the proposal, it is impossible to determine whether the proposed amendment would restrict shareholder rights. As such, this item does not merit support.
	8d	Amend Articles Re: Compliance with Terms of License	For	Against		Mgmt
Given the lack of information regarding the proposal, it is impossible to determine whether the proposed amendment would restrict shareholder rights. As such, this item does not merit support.

11/01/06 - S	Petrochina Company Limited		Y6883Q104		10/03/06	3,116,000
1

Approve Continuing Connected Transactions Arising from the Acquisition of a 67 Percent Interest in PetroKazakhstan Inc. by PetroChina Co. Ltd. through CNPC Exploration and Development Co. Ltd. within the Scope of the Amended Comprehensive Agreement

			For	For		Mgmt
	2	Approve Revision of Existing Annual Caps of Each of the Continuing Connected Transaction Under the Amended Comprehensive Agreement as a Result of the Acquisition of Petrokazakhstan Inc.	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

3

Approve Revision of Existing Annual Caps of Each of the Continuing Connected Transaction Under the Amended Comprehensive Agreement as a Result of Changes to Production and Operational Environment of PetroChina Co. Ltd.

			For	For		Mgmt
	4	Approve Revision of Existing Annual Caps in Respect of the Products and Services to be Provided by PetroChina Co. Ltd. and its Subsidiaries to China Railway Materials and Suppliers Corp.	For	For		Mgmt
	5	Amend Articles Re: Scope of Business	For	For		Mgmt

11/23/06 - S	Bumiputra-Commerce Holdings Bhd (Formerly Commerce Asset-Hol		Y1002C102		None	617,700
	1	Approve Ex-Gratia Payment of MYR 1.59 Million to Mohd Desa Pachi, Former Chairman/Independent Non-Executive Director	For	Against		Mgmt

ISS is wary of exceptional payments such as these as they may compromise the independence of independent directors and may set a precedent of substantial retirement payments to non-executive directors. These directors should represent the interests of the company’s shareholders, and their decisions and their tenure should not be tainted by expectations of substantial retirement payments and the like. We therefore recommend that shareholders vote against this proposal.

11/23/06 - A	Sasol Ltd.		803866102		None	32,811
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Year Ended June 30, 2006	For	For		Mgmt
	2	Elect Directors	For	Split		Mgmt
	2.1	Reelect E. le R. Bradley as Director --- For
	2.2	Reelect B.P. Connellan as Director --- For
	2.3	Reelect P.V. Cox as Director --- For
	2.4	Reelect L.P.A. Davies as Director --- Against
	2.5	Reelect M.S.V. Gantsho as Director --- For
	2.6	Reelect J.E. Schrempp as Director --- For
	3	Elect Directors	For	For		Mgmt
	4	Ratify KPMG, Inc. as Auditors	For	For		Mgmt
	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	6	Approve Remuneration of Directors	For	For		Mgmt

12/04/06 - A	Steinhoff International Holdings Ltd		S81589103		None	541,900
Annual Meeting Agenda

Mgmt Rec - Company Management Recommended Vote

	1	Accept Financial Statements and Statutory Reports for Year Ended June 30, 2006	For	For		Mgmt
	2	Ratify Deloitte & Touche as Auditors	For	For		Mgmt
	3	Ratify Remuneration of Directors	For	For		Mgmt
	4	Elect Directors	For	For		Mgmt
	5	Place 300 Million Ordinary and 15 Million Non-cumulative, Non-redeemable, Non-participating Preference Shares Which Are Authorized But Unissued Shares under Control of Directors	For	For		Mgmt
	6	Approve Issuance of Shares without Preemptive Rights up to a Maximum of 15 Percent of Issued Capital	For	For		Mgmt
	7	Approve Issuance of 105 Million Shares Pursuant to the Incentive Schemes	For	Against		Mgmt

Based on excessive dilution (10 percent of issued capital) and the fact that the Human Resources and Remuneration Committee includes an insider, we recommend that shareholders do not support this request.

	8	Authorize Repurchase of Up to 20 Percent of Issued Share Capital	For	For		Mgmt
	9	Approve Cash Distribution to Shareholders by Way of Reduction of Share Premium Account	For	For		Mgmt
	10	Authorize Creation and Issuance of Convertible Debentures in Respect of 90 Million Ordinary Shares	For	Against		Mgmt

In this case, the company has not disclosed any detailed information on what form of issuance would be undertaken. This is a general request according to the company, but in order to approve a proposal of this sort, we would need information for the specific issuance. As such, we recommend shareholders oppose this item.

12/05/06 - S	Telefonos de Mexico SA de CV		P90413132		None	752,000
Only AA and A Shares Can Vote, and AA Shares Must be Held by Mexican Nationals
	1	Amend Bylaws in Compliance with New Mexican Securities Law	For	For		Mgmt
	2	Authorize Board to Ratify and Execute Approved Resolutions	For	For		Mgmt
	3	Approve Minutes of Meeting and Compliance with Approved Resolutions	For	For		Mgmt

12/13/06 - S	America Movil SAB de CV (formerly America Movil SA de CV)		P0280A101		None	1,813,807

Mgmt Rec - Company Management Recommended Vote

	1	Accept Financial Statements as of 10-31-2006; Merger Between America Telecom, SA de CV and Corporativo Empresarial de Comunicaciones, SA de CV	For	For		Mgmt
	2	Approve Merger Agreement Between America Telecom S.A. de C.V. and Corporativo Empresarial de Comunicaciones S.A. de C.V.	For	For		Mgmt
	3	Approve Adjustments in Capital Pursuant to Merger	For	For		Mgmt
	4	Amend Bylaws in Order to Comply with New Mexican Securities Law	For	For		Mgmt
	5	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

12/13/06 - S	America Movil SAB de CV (formerly America Movil SA de CV)	P0280A101			None	1,813,807
Only Class L Shares Are Entitled to Vote at this Meeting
	1	Ratify Members of the Board of Directors that Were Elected during the Special Meeting for Class L Shareholders Last April 26, 2006	For	For		Mgmt
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

12/13/06 - S	America Movil SAB de CV (formerly America Movil SA de CV)	P0280A101			None	1,813,807
	1	Ratify Members of the Board of Directors Elected During the Annual General Meeting Last April 26, 2006	For	For		Mgmt
	2	Ratify Members of Executive Committee, Audit Committee and Compensation Committee Elected During the Annual General Meeting Last April 26, 2006	For	For		Mgmt
	3	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

12/29/06 - S	CHINA LIFE INSURANCE CO LTD	Y1477R204			11/29/06	878,000
	1	Approve Employee Share Incentive Plan	For	Against		Mgmt

Mgmt Rec - Company Management Recommended Vote

We note, however, that the company would be allocating up to 10 percent of its net profits for the incentive fund and an equivalent of 10 percent of the company’s issued capital for share awards without providing clear performance targets and vesting periods on which to base share awards. Given the cost to the company of funding the incentive awards and in the absence of performance targets and vesting periods, we recommend shareholders vote against this resolution.

	2	Elect Ngai Wai Fung as Independent Non-Executive Director	For	For		Mgmt

01/12/07 - A	Ellerine Holdings Ltd.		S25520115		None	338,054
	1	Accept Financial Statements and Statutory Reports for Year Ended August 31, 2006	For	For		Mgmt
	2	Ratify Grant Thornton as Auditors	For	For		Mgmt
	3	Elect Directors	For	Split		Mgmt
	3.1	Reelect P.J.C. Squires as Director --- Against
Because Peter Squires is an executive director on the Audit Committee, we recommend shareholders oppose his reelection.
	3.2	Reelect R.B.G. Sinclair as Director --- For
	4	Reelect M. Moca as Director	For	For		Mgmt
	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	6	Approve Issuance of 1.5 Million Shares Pursuant to the Ellerine Employees Share Trust	For	Against		Mgmt
Based on excessive dilution (6 percent of issued capital), we recommend that shareholders not support this request.
	7	Approve Cash Distribution to Shareholders by Way of Reduction of Share Premium Account	For	For		Mgmt

01/17/07 - S	Grupo Mexico SA de CV (fm. Nueva Gr. Mexico SACV)		P49538112		None	1,528,000
	1	Accept Balance Sheet and ‘Proforma’ Balance Sheet as of 9-30-06	For	For		Mgmt
	2	Approve Merger by Absorption of Subsidiary Grupo Minero Mexico Internacional SA de CV to be Effective 12-31-06	For	For		Mgmt
	3	Approve Cancellation, Issuance, and Exchange of Shares Representatives of Company’s Capital	For	Against		Mgmt

Recognizing that it would be unwise for shareholders to grant open authorizations and because of potential excessive dilution to their economic and voting rights, we cannot recommend support for this request.

	4	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

02/07/07 - A	Nampak Ltd.		S5326R114		None	310,000
	1	Reelect RV Smither as Director	For	For		Mgmt
	2	Reelect M M Katz as Director	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	3	Reelect K M Mokoape as Director	For	For		Mgmt
	4	Reelect M L Ndlovu as Director	For	Against		Mgmt
	5	Approve Increase in Remuneration of Directors	For	For		Mgmt
	6	Grant General Authority to Distribute Share Capital and Reserves of the Company	For	For		Mgmt
	7	Approve the Allotment and Issuance of Shares to Three Executives Pursuant to the Nampak Limited Performance Plan	For	Against		Mgmt
Due to the excessive dilution (12.5 percent), we cannot support the issuance of shares under this plan.
	8	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt

02/14/07 - A	Tiger Brands Ltd. (Formerly Tiger Oats Ltd.)		S84594142		None	81,984
	1	Accept Financial Statements and Statutory Reports for Year Ended 9-30-06	For	For		Mgmt
	2	Reelect AC Nissen as Director	For	For		Mgmt
	3	Reelect BL Sibiya as Director	For	For		Mgmt
	4	Reelect LC van Vught as Director	For	For		Mgmt
	5	Reelect RM W Dunne as Director	For	For		Mgmt
	6	Reelect NP Doyle as Director	For	For		Mgmt
	7	Approve Remuneration of Non-Executive Directors, Including the Chairman and Seputy Chairman	For	For		Mgmt
	8	Approve Remuneration of Non-Executive Directors Members of the Different Board Committees	For	For		Mgmt
	9	Approve Payment of Fees to Non-Executive Directors for Unscheduled Meetings and/or Other Projects	For	For		Mgmt
	10	Authorize Repurchase of Up to 10 Percent of Issued Share Capital by Company and/or Subsidiary	For	For		Mgmt

02/28/07 - A	Samsung Electronics Co. Ltd.		Y74718100		12/31/06	8,340
	1	Approve Appropriation of Income and Final Dividend of KRW 5000 Per Common Share	For	For		Mgmt
	2	Elect Directors	For	For		Mgmt
	2.3	Elect Member of Audit Committee	For	For		Mgmt
	3	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt

03/01/07 - A	African Bank Investments (formerly Theta Group)		S01035112		None	704,000
	1	Elect Directors	For	For		Mgmt
	2	Reelect Deloitte & Touche as Auditors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	3	Authorize Repurchase of Up to 3 Percent of Issued Share Capital	For	For		Mgmt
	4	Amend Articles of Association Re: Provide for the Framework for Electronic Communication with and Electronic Proxies from Shareholders	For	For		Mgmt

03/07/07 - A	LG International Corp		Y52764100		12/31/06	50,057
	1	Approve Appropriation of Income and Dividend of KRW 500 Per Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Expand Business Objectives	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	3.2	Elect Two Members of Audit Committee	For	For		Mgmt
	4	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt

03/09/07 - A	Daelim Industrial Co.		Y1860N109		12/31/06	16,610
	1	Approve Appropriation of Income and Dividends of KRW 1350 Per Common Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Reduce the Maximum Number of Directors on Board and to Require Quarterly Board Meetings	For	For		Mgmt
	3	Elect Seven Directors	For	For		Mgmt
	4	Elect Three Members of Audit Committee	For	For		Mgmt
	5	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	Against		Mgmt

Although companies in Korea usually do not pay out the entire amount authorized and the level of directors’ fees is usually not problematic among Korean companies, we believe that if a company is asking for shareholder approval of directors’ remuneration which will be almost twice more than the previous year, the company must inform its shareholders why such increase is necessary. At this time, due to the lack of disclosure, we recommend that shareholders vote against this resolution.

03/09/07 - A	Hyundai Motor Co.		Y38472109		12/31/06	24,390
	1	Approve Appropriation of Income and Dividends of KRW 1000 Per Common Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Shorten Share Registry Cancellation Period and to Allow Sub-Committees	For	For		Mgmt
	3	Elect Three Directors	For	For		Mgmt
	4	Elect Three Members of Audit Committee	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	5	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt

03/09/07 - A	SK Corporation (FormerlyYukong Ltd )	Y80662102			12/31/06	43,180
	1	Approve Appropriation of Income and Dividends of KRW 1900 Per Common Share	For	For		Mgmt
	2	Elect Directors	For	For		Mgmt
	2.3.1	Elect Dae-woo Nam as Member of Audit Committee	For	For		Mgmt
	2.3.2	Elect Yoon-suk Suh as Member of Audit Committee	For	For		Mgmt
	3	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt

03/09/07 - A	SK Telecom	Y4935N104			12/31/06	4,090
	1	Approve Appropriation of Income and Year-End Dividend of KRW 7000 Per Share	For	For		Mgmt
	2	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	3.2	Elect Member of Audit Committee	For	For		Mgmt

03/16/07 - A	GS Engineering & Construction Ltd. (frmly LS Engineering & Construction)	Y2901E108			12/31/06	32,130
	1	Approve Appropriation of Income and Dividend of KRW 1550 Per Share	For	For		Mgmt
	2	Elect Three Independent Non-Executive Directors	For	For		Mgmt
	3	Elect Members of Audit Committee	For	For		Mgmt
	4	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt

03/16/07 - A	Hyundai Heavy Industries	Y3838M106			12/31/06	22,340
	1	Approve Appropriation of Income and Dividend of KRW 2500 Per Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Change Executive Title	For	For		Mgmt
	3	Elect Two Directors	For	For		Mgmt
	4	Elect Member of Audit Committee	For	For		Mgmt
	5	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt

03/16/07 - A	Hyundai Mipo Dockyard Co.	Y3844T103			12/31/06	23,100
	1	Approve Appropriation of Income and Dividend of KRW 2500 Per Share	For	For		Mgmt
	2	Amend Articles of Incorporation to Change Executive Titles	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	3	Elect Independent Non-Executive Director	For	For		Mgmt
	4	Elect Member of Audit Committee	For	For		Mgmt
	5	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt

03/20/07 - A	Shinhan Financial Group Co. Ltd.	Y7749X101			12/31/06	103,460
	1	Approve Appropriation of Income and Dividend of KRW 900 Per Share	For	For		Mgmt
	2	Elect Fifteen Directors	For	For		Mgmt
	3	Elect Four Members of Audit Committee	For	For		Mgmt
	4	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt
	5	Approve Stock Option Grants	For	For		Mgmt

03/23/07 - A	Kookmin Bank	Y4822W100			12/31/06	37,070
	1	Approve Appropriation of Income and Dividend of KRW 3650 Per Share	For	For		Mgmt
	2	Elect Jacques P.M. Kemp as Independent Non-Executive Director	For	For		Mgmt
	3	Elect Four Members of Audit Committee	For	For		Mgmt
	4	Approve Stock Options Previous Granted by Board	For	For		Mgmt
	5	Approve Stock Option Grants	For	For		Mgmt

03/23/07 - A	Korea Electric Power Corp	Y48406105			12/31/06	35,420
	1	Approve Appropriation of Income and Dividend of KRW 1000 Per Share	For	For		Mgmt
	2	Elect President of Company	For	For		Mgmt

03/23/07 - A	LG Fashion Corp	Y5275J108			12/31/06	37,762
	1	Approve Appropriation of Income and Dividend of KRW 100 Per Share	For	For		Mgmt
	2	Approve Remuneration of Executive Directors and Independent Non-Executive Directors	For	For		Mgmt

03/26/07 - S	Angang Steel Company Limited	Y0132D105			02/23/07	3,667,000
	1	Elect Zhang Xiaogang as Executive Director	For	For		Mgmt

03/28/07 - A	Controladora Comercial Mexicana SAB de CV	P3097R168			None	824,900
Only Class B Shareholders May Vote

Mgmt Rec - Company Management Recommended Vote

	1	Approve Financial Statements and Statutory Reports for 2006, Approve Report on Share Repurchase and Reissuance of Shares, and Approve Discharge Directors	For	For		Mgmt
	2	Approve Allocation of Income and Dividends; Set Maximum Limit for Share Repurchase for Fiscal Year 2007	For	Against		Mgmt

As opposition to this item sends a strong message to management and the controlling group that an increase in the cash dividend is in the best interest of shareholders, support for this item is not recommended at this time.

	3	Elect Members of Management Board, Supervisory Board, Executive Committee, and Audit & Corporate Practices Committee and Approve Their Remuneration	For	For		Mgmt
	4	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

04/03/07 - S	Jiangxi Copper Company Ltd.		Y4446C100		03/02/07	2,517,000
	1	Approve Consolidated Industrial Services Agreement and Annual Caps	For	For		Mgmt
	2	Approve Consolidated Supply Agreement and Annual Caps	For	For		Mgmt
	3	Approve Consolidated Miscellaneous Services Agreement and Annual Caps	For	For		Mgmt
	4	Approve Inter-Group Consolidated Supply and Industrial Services Agreement and Annual Caps	For	For		Mgmt
	5	Approve JCC Group Consolidated Supply and Industrial Services Agreement and Annual Caps	For	For		Mgmt
	6	Approve Resignation of He Changming as Executive Director	For	For		Mgmt
	7	Approve Resignation of Qi Huaiying as Executive Director	For	For		Mgmt
	8	Elect Li Baomin as Executive Director	For	For		Mgmt
	9	Elect Long Ziping as Executive Director	For	For		Mgmt

04/23/07 - A	Consorcio Ara SAB de CV		P3084R106		None	965,200
	1	Accept Individual and Consolidated Financial Statements, Statutory Reports, and Supervisory’s Reports for Fiscal Year Ended 12-31-06	For	For		Mgmt
	2	Accept Report on Adherence to Fiscal Obligations	For	For		Mgmt
	3	Approve Allocation of Income and Payment of Dividend	For	For		Mgmt
	4	Elect Directors, Board Secretary and Alternate, and Supervisory Board; Approve Discharge and Remuneration of Directors, Board Secretary and Alternate, and Supervisory Board	For	For		Mgmt
	5	Elect or Ratify Chairman to Audit Committee	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	6	Elect or Ratify Chairman to Corporate Practices Committee	For	For		Mgmt
	7	Set Aggregate Nominal Amount of Share Repurchase Reserve	For	For		Mgmt
	8	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

04/25/07 - A	Charoen Pokphand Foods PCL (CP Feedmill Co. Ltd.)	Y1296K117			04/05/07	28,441,400
	1	Approve Minutes of Previous AGM	For	For		Mgmt
	2	Acknowledge 2006 Operating Results	For	For		Mgmt
	3	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	4	Acknowledge Payment of Interim Dividend	For	For		Mgmt
	5	Approve Allocation of Income and Payment of Final Dividend	For	For		Mgmt
	6	Elect Directors	For	Split		Mgmt
	6.1	Reelect Min Tieanworn as Director --- For
	6.2	Reelect Chingchai Lohawatanakul as Director --- For
	6.3	Reelect Phongthep Chiaravanont as Director --- Against
	6.4	Reelect Adirek Sripratak as Director --- For
	6.5	Reelect Pong Visedpaitoon as Director --- For
	7	Approve Remuneration of Directors	For	For		Mgmt
	8	Approve KPMG Phoomchai Audit Ltd. as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	9	Authorize Issuance of Debentures not exceeding THB 15 Billion or its Equivalent in Other Currency	For	For		Mgmt
	10	Approve Acquisition of All Ordinary Shares of Aqua Beauty, Inc.	For	For		Mgmt
	11	Allow Questions	None	Abstain		Mgmt

04/26/07 - S	Bumiputra-Commerce Holdings Bhd (Formerly Commerce Asset-Hol	Y1002C102			04/18/07	1,830,900
	1	Amend Articles of Association	For	For		Mgmt

04/26/07 - A	Bumiputra-Commerce Holdings Bhd (Formerly Commerce Asset-Hol	Y1002C102			04/18/07	1,830,900
	1	Accept Financial Statements and Statutory Reports for the Financial Year Ended Dec. 31, 2006	For	For		Mgmt
	2	Approve First and Final Dividend of MYR 0.15 Per Share Less Income Tax of 27 Percent for the Financial Year Ended Dec. 31, 2006	For	For		Mgmt
	3	Elect Roslan A. Ghaffar as Director	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	4	Elect Md Nor Md Yusof as Director	For	For		Mgmt
	5	Elect Haidar Mohamed Nor as Director	For	For		Mgmt
	6	Elect Hamzah Bakar as Director	For	For		Mgmt
	7	Elect Zainal Abidin Putih as Director	For	For		Mgmt
	8	Elect Syed Muhamad Syed Abdul Kadir as Director	For	For		Mgmt
	9	Elect Robert Cheim Dau Meng as Director	For	Against		Mgmt
	10	Elect Cezar Peralta Consing as Director	For	For		Mgmt
	11	Approve Remuneration of Directors in the Amount of MYR 90,000 Per Director Per Annum for the Financial Year Ended Dec. 31, 2006	For	For		Mgmt
	12	Approve PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	13	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights in Any Amount Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	14	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt

04/27/07 - A	Telefonos de Mexico SA de CV	P90413132			None	860,000
	1	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-06	For	For		Mgmt
	2	Approve Allocation of Income and Total Dividends of MXN 0.45 Per Share	For	For		Mgmt
	3	Set Aggregate Nominal Amount of Share Repurchase Reserve at MXN 15 Billion	For	For		Mgmt
	4	Approve Discharge of Board of Directors and CEO	For	For		Mgmt
	5	Elect/Ratify Board Members, Members of the Executive Committee; Elect Chairmen of Audit and Corporate Practices Committees; Veryfy Independency of Directors; Approve Their Respective Remuneration	For	For		Mgmt
	6	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

04/27/07 - S	Telefonos de Mexico SA de CV	P90413132			None	860,000
Meeting for Series L Shares
	1	Elect Series L Representatives to the Board	For	For		Mgmt
	2	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

04/30/07 - S	China Shipping Development Co. (Frmrl. Shanghai Hai Xing)		Y1503Y108		03/29/07	2,770,000
	1	Approve Amendment to Company’s Scope of Operation	For	For		Mgmt
	2	Adopt Company’s Rules for Meetings of Holders of Bonds	For	Against		Mgmt

We note, however, that the company failed to provide specific details regarding this resolution. As such, we are unable to ascertain whether approval of this item would have any negative impact on shareholders’ rights or value. In view of this, a vote against this resolution is recommended.

	3	Approve the Four Very Large Iron Ore Carriers Construction Agreements	For	For		Mgmt
	4	Approve the Two Tanker Construction Agreements	For	For		Mgmt
	5	Approve the Six Tanker Construction Agreements	For	For		Mgmt
	6	Elect Ma Zehua as Executive Director	For	For		Mgmt

04/30/07 - A	Grupo Mexico SA de CV (fm. Nueva Gr. Mexico SACV)		P49538112		None	1,528,000
	1	Present CEO’s Report	For	For		Mgmt
	2	Accept Statutory Reports for Fiscal Year Ended 12-31-06	For	For		Mgmt
	3	Accept Individual and Consolidated Financial Statements for Fiscal Year Ended 12-31-06	For	For		Mgmt
	4	Accept Report on Company’s Fiscal Obligations	For	For		Mgmt
	5	Approve Allocation of Income	For	For		Mgmt
	6	Present Report on Share Repurchase Program for 2005 and 2006 Fiscal Years; Set Aggregate Nominal Amount of Share Repurchase for 2007	For	For		Mgmt
	7	Approve Discharge of Board of Directors, CEO, and Committee Members	For	For		Mgmt
	8	Elect/Reelect Board Members, Members of the Committees and Their Respective Chairman; Verify Independency of Board Members	For	For		Mgmt
	9	Approve Remuneration of Directors and Committee Members	For	For		Mgmt
	10	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting	For	For		Mgmt

04/30/07 - A	PTT PUBLIC COMPANY		Y6883U113		04/09/07	385,100
	1	Approve Minutes of Previous AGM	For	For		Mgmt
	2	Accept 2006 Operating Results, Financial Statements and Statutory Reports	For	For		Mgmt
	3	Approve Allocation of Income and Payment of Dividend	For	For		Mgmt
	4	Elect Directors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	5	Approve Remuneration of Directors	For	For		Mgmt
	6	Approve Office of the Auditor General as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	7	Approve 5-Year Financing Plan	For	For		Mgmt
	8	Other Business	For	Against		Mgmt
In view of this, a vote against this item is recommended until details on the issues have been provided.

05/16/07 - A	China Mobile (Hong Kong) Limited		Y14965100		05/11/07	894,000
	1	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	2a	Approve Final Dividend	For	For		Mgmt
	2b	Approve Special Dividend	For	For		Mgmt
	3a	Reelect Wang Jianzhou as Director	For	For		Mgmt
	3b	Reelect Li Yue as Director	For	For		Mgmt
	3c	Reelect Zhang Chenshuang as Director	For	For		Mgmt
	3d	Reelect Frank Wong Kwong Shing as Director	For	For		Mgmt
	3e	Reelect Paul Michael Donovan as Director	For	For		Mgmt
	4	Reappoint KPMG as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	6	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	Against		Mgmt

In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

	7	Authorize Reissuance of Repurchased Shares	For	Against		Mgmt
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, we recommend shareholders vote against this resolution.

05/16/07 - A	Petrochina Company Limited		Y6883Q104		04/13/07	3,564,000
	1	Accept Report of the Board of Directors	For	For		Mgmt
	2	Accept Report of the Supervisory Committee	For	For		Mgmt
	3	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	4	Approve Final Dividend	For	For		Mgmt
	5	Authorize Board to Determine the Distribution of Interim Dividends for the Year 2007	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	6	Reappoint PricewaterhouseCoopers,CPA and PricewaterhouseCoopers Zhong Tian CPAs Co. Ltd., CPA as International and Domestic Auditors, Respectively, and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	7	Reelect Jiang Jiemin as Director	For	For		Mgmt
	8	Reelect Zhou Jiping as Director	For	For		Mgmt
	9	Reelect Duan Wende as Director	For	For		Mgmt
	10	Reelect Sun Xianfeng as Supervisor	For	For		Mgmt
	11	Reelect Zhang Jinzhu as Supervisor	For	For		Mgmt
	12	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	Against		Mgmt

In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

	13	Approve Disposal of 70 Percent Equity Interest in China National United Oil Corporation to China National Petroleum Corporation	For	For		Mgmt
	14	Other Business (Voting)	For	Against		Mgmt

Although this item is routine and only those issues that could legally be discussed could be presented for consideration, its approval would create an opportunity for those who attend the meeting to approve changes that are not in the best interests of all shareholders. We recommend that shareholders oppose this item unless the company has provided detailed information about the issues that will be discussed.

05/17/07 - S	Jiangxi Copper Company Ltd.		Y4446C100		04/17/07	2,517,000
Special Business
	1a	Approve Issuance of Domestic-Listed Renminbi Denominated Shares of RMB 1.0 Each (A Shares) (A Share Issue)	For	For		Mgmt
	1b	Approve Issuance of Not Exceeding 290.0 Million A Shares	For	For		Mgmt
	1c	Approve Target Subscribers and Subscription Method of the A Share Issue	For	For		Mgmt
	1d	Approve Listing of A Shares on the Shanghai Stock Exchange	For	For		Mgmt
	1e	Approve Determination of Issue Price and Basis for Determination of the A Shares	For	For		Mgmt
	1f	Approve Method of Issuance of A Shares	For	For		Mgmt
	1g	Approve Use of Proceeds of the A Share Issue	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	1h	Approve Sharing of Accumulated Profits After the Completion of the A Share Issue	For	For		Mgmt
	1i	Approve Validity of the A Share Issue	For	For		Mgmt
	1j	Authorize Directors and/or Committee with Full Power to Deal with All Matters Relating to the A Share Issue	For	For		Mgmt
Ordinary Business
	2	Approve the Acquisition Agreement Between the Company and Jiangxi Copper Corp. (Acquisition)	For	For		Mgmt
	3	Approve and Confirm the Report Relating to the Private Issue of Shares Involving Material Connected Transaction of the Company	For	For		Mgmt
	4a	Approve Use of Proceeds to Satisfy the Consideration for the Acquisition	For	For		Mgmt
	4b	Approve Use of Proceeds to Finance the Projects in Chengmenshan Copper Mine, Yongping Copper Mine, Fujiawu Copper Mine, and Wushan Copper Mine	For	For		Mgmt
	5	Approve and Confirm the Previous Use of Proceeds of the Company	For	For		Mgmt
	6	Waive Requirement for Mandatory Offer to All Shareholders	For	For		Mgmt

05/17/07 - S	Jiangxi Copper Company Ltd.	Y4446C100			04/17/07	2,517,000
Meeting for H Shareholders
Special Business
	1a	Approve Issuance of Domestic-Listed Renminbi Denominated Ordinary Shares of RMB 1.0 Each (A Shares) (A Share Issue)	For	For		Mgmt
	1b	Approve Issuance of Not Exceeding 290.0 Million A Shares	For	For		Mgmt
	1c	Approve Target Subscribers and Subscription Method of the A Share Issue	For	For		Mgmt
	1d	Approve Listing of A Shares on the Shanghai Stock Exchange	For	For		Mgmt
	1e	Approve Determination of Issue Price and Basis for Determination of the A Shares	For	For		Mgmt
	1f	Approve Method of Issuance of the A Shares	For	For		Mgmt
	1g	Approve Use of Proceeds of the A Share Issue	For	For		Mgmt
	1h	Approve Sharing of Accumulated Profits After Completion of the A Share Issue	For	For		Mgmt
	1i	Approve Validity of the A Share Issue	For	For		Mgmt
	1j	Authorize Directors and/or Committee with Full Power to Deal with All Matters Relating to the A Share Issue	For	For		Mgmt

05/21/07 - A	First Philippine Holdings Corporation	Y2558N120			03/27/07	2,662,800

Mgmt Rec - Company Management Recommended Vote

	1	Approve Minutes of Previous Shareholder Meeting	For	For		Mgmt
	2	Presentation and Approval of Annual Report and Financial Statements for the Financial Year Ended Dec. 31, 2006	For	For		Mgmt
	3	Ratification of the Acts of the Board of Directors and Management	For	For		Mgmt
	4	Amendment of Articles Second, Fourth, and Sixth of the Articles of Incorporation	For	For		Mgmt
5

Amendment of the Following Provisions of the By-Laws: (i) Article I, Sections 1 & 7; (ii) Article II, Sections 1,4,6, & 8; (iii) Article III, Sections 4,5,7, & 9; (v) Article VI, Section 1; and (vi) Article VII, Section 5

			For	For		Mgmt
	6a	Elect Oscar M. Lopez as Director	For	For		Mgmt
	6b	Elect Augusto Almeda-Lopez as Director	For	For		Mgmt
	6c	Elect Thelmo Y. Cunanan as Director	For	For		Mgmt
	6d	Elect Jose P. De Jesus as Director	For	For		Mgmt
	6e	Elect Peter D. Garrucho, Jr. as Director	For	For		Mgmt
	6f	Elect Oscar J. Hilado as Director	For	For		Mgmt
	6g	Elect Elpidio L. Iba ez as Director	For	For		Mgmt
	6h	Elect Eugenio L. Lopez III as Director	For	For		Mgmt
	6i	Elect Federico R. Lopez as Director	For	For		Mgmt
	6j	Elect Manuel M. Lopez as Director	For	For		Mgmt
	6k	Elect Vicente T. Paterno as Director	For	For		Mgmt
	6l	Elect Ernesto B. Rufino, Jr. as Director	For	For		Mgmt
	6m	Elect Washington Z. Sycip as Director	For	For		Mgmt
	6n	Elect Cesar B. Bautista as Director	For	For		Mgmt
	6o	Elect Angel S. Ong as Director	For	For		Mgmt
	7	Appoint SGV & Co. as External Auditors	For	For		Mgmt
	8	Other Business	For	Against		Mgmt

While such requests are usually routine, the potential for the discussion and subsequent approval of items that could be dangerous to minority shareholders is a possibility. Until more detailed information is made available concerning these items, a vote opposing such requests is recommended.

05/29/07 - S	Angang Steel Company Limited		Y0132D105		04/27/07	3,675,000
Special Business
	1a	Approve Class and Par Value of Shares to be Issued Pursuant to the Proposed Rights Issue	For	For		Mgmt
	1b	Approve Ratio and Number of Shares to be Issued Pursuant to the Proposed Rights Issue	For	For		Mgmt
	1c	Approve Pricing of Shares to be Issued Pursuant to the Proposed Rights Issue	For	For		Mgmt
	1d	Approve Target Subscribers of Shares to be Issued Pursuant to the Proposed Rights Issue	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	1e	Approve Use of Proceeds from the Proposed Rights Issue	For	For		Mgmt
	1f	Approve Validity of the Proposed Rights Issue	For	For		Mgmt
	1g	Authorize Board to Take Any Action and Execute Any Document Necessary to Implement the Proposed Rights Issue	For	For		Mgmt
Ordinary Business
	2	Approve Use of Proceeds from the Proposed Rights Issue for the Bayuquan Project	For	For		Mgmt
	3	Approve Distribution of Undistributed Retained Profits Accrued Before the Completion of the Proposed Rights Issue	For	For		Mgmt
	4	Approve the Previous Fund Use Report	For	For		Mgmt

05/29/07 - S	Angang Steel Company Limited	Y0132D105			04/27/07	3,675,000
Meeting for H Shareholders
Special Business
	1	Approve Class and Par Value of Shares to be Issued Pursuant to the Proposed Rights Issue	For	For		Mgmt
	2	Approve Ratio and Number of Shares to be Issued Pursuant to the Proposed Rights Issue	For	For		Mgmt
	3	Approve Pricing of Shares to be Issued Pursuant to the Proposed Rights Issue	For	For		Mgmt
	4	Approve Target Subscribers of Shares to be Issued Pursuant to the Proposed Rights Issue	For	For		Mgmt
	5	Approve Use of Proceeds from the Proposed Rights Issue	For	For		Mgmt
	6	Approve Validity of the Proposed Rights Issue	For	For		Mgmt
	7	Authorize Board to Take Any Action and Execute Any Document Necessary to Implement the Proposed Rights Issue	For	For		Mgmt

05/29/07 - S	SK Corporation (FormerlyYukong Ltd )	Y80662102			04/28/07	49,380
	1	Approve Reorganization Plan	For	For		Mgmt
	2	Elect Directors	For	For		Mgmt
	2.2	Elect Park Se-hoon as Member of Audit Committee Who Is Independent	For	For		Mgmt

05/29/07 - A	STANDARD BANK GROUP LTD (formerly Standard Bank Investment C	S80605132			None	420,984
	1	Accept Financial Statements and Statutory Reports for Year Ended 2006	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	2.1	Approve Remuneration of Group Chairman	For	For		Mgmt
	2.2	Approve Remuneration of Group Director	For	For		Mgmt
	2.3	Approve Remuneration of Group International Director	For	For		Mgmt
	2.4	Approve Remuneration of Group Credit Committee	For	For		Mgmt
	2.5	Approve Remuneration Large Exposures Committee	For	For		Mgmt
	2.6	Approve Remuneration of Directors’ Affairs Committee	For	For		Mgmt
	2.7	Approve Remuneration of Group Risk Management Committee	For	For		Mgmt
	2.8	Approve Remuneration of Group Remuneration Committee	For	For		Mgmt
	2.9	Approve Remuneration of Transformation Committee	For	For		Mgmt
	2.10	Approve Remuneration of Group Audit Committee	For	For		Mgmt
	2.11	Approve Ad Hoc Meeting Attendance Fee	For	For		Mgmt
	3	Elect Directors	For	For		Mgmt
	4.1	Place Shares for the Equity Growth Scheme under Control of Directors	For	Against		Mgmt

Given the high level of potential dilution associated with these plans, the potential for insufficient vesting, and the absence of performance conditions under the Equity Growth Scheme, we recommend shareholders oppose placing shares under the control of directors for the purpose of satisfying these plans.

	4.2	Place Shares for the Incentive Scheme under Control of Directors	For	Against		Mgmt
	4.3	Place Unissued Ordinary Shares under Control of Directors	For	For		Mgmt
	4.4	Place Unissued Preference Shares under Control of Directors	For	For		Mgmt
	4.5	Give Directors General Authority to Make Payments to Shareholders	For	For		Mgmt
	4.6	Amend Clause 5.3 of Company’s Equity Growth Scheme	For	Against		Mgmt
Since we believe that stock options should be limited to the company’s employees, we do not feel this amendment is in the best interests of shareholders.
	5.1	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	5.2	Amend Article 87.8 Re: Directors’ Retirement Age	For	For		Mgmt
	5.3	Amend Article 183 Re: Voting Through Electronic Means	For	For		Mgmt

06/08/07 - A	Angang Steel Company Limited		Y0132D105		04/27/07	3,675,000
	1	Accept Report of the Board of Directors	For	For		Mgmt
	2	Accept Report of the Supervisory Committee	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	3	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	4	Approve Proposed Distribution of Profits	For	For		Mgmt
	5	Approve Remuneration of Directors and Senior Management	For	For		Mgmt
	6	Approve Remuneration of Supervisors	For	For		Mgmt
	7	Appoint KPMG and KPMG Huazhen as Overseas and Domestic Auditors, Respectively, and Authorize Board to Fix Their Remuneration	For	For		Mgmt

06/08/07 - A	China Shipping Development Co. (Frmrl. Shanghai Hai Xing)	Y1503Y108			05/08/07	2,770,000
	1	Approve Twelve Construction Agreements	For	For		Mgmt
	2	Approve Two Tanker Construction Agreements	For	For		Mgmt
	3	Approve Report of the Board of Directors	For	For		Mgmt
	4	Approve Report of the Supervisory Committee	For	For		Mgmt
	5	Approve Financial Statements and Statutory Reports	For	For		Mgmt
	6	Approve Dividend Distribution Plan	For	For		Mgmt
	7	Approve Remuneration of Directors and Supervisors and Reimbursements for Independent Non-Executive Directors	For	For		Mgmt
	8	Reappoint Shanghai Zhonghua Huyin CPA and Ernst & Young as Domestic and International Auditors, Respectively, and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	9	Approve Report on Use of Proceeds from the Issuance of 350 Million New Shares on May 23, 2002	For	For		Mgmt
	10	Elect Yan Zhi Chung as Supervisor	For	For		Mgmt
	11	Amend Articles Re: Change the Number of Supervisors from 3 Persons to 3-5 Persons	For	For		Mgmt

06/08/07 - A	D-Link Corp.	Y2013S102			04/09/07	3,099,000
	1	Accept 2006 Operating Results and Financial Statements	For	For		Mgmt
	2	Approve 2006 Profit Distribution Plan	For	For		Mgmt
	3	Approve Capitalization of 2006 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Approve Reduction in Stated Capital	For	For		Mgmt
	5	Amend Articles of Association	For	For		Mgmt
	6	Other Business	None	None		Mgmt

06/08/07 - A	Delta Electronics Inc.	Y20263102			04/09/07	1,099,518
	1	Accept 2006 Financial Statements	For	For		Mgmt
	2	Approve 2006 Profit Distribution Plan	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	3	Amend Procedures Governing the Acquisition or Disposal of Assets	For	For		Mgmt
	4	Approve Capitalization of 2006 Dividends and Employee Profit Sharing	For	For		Mgmt
	5	Amend Articles of Association	For	For		Mgmt
	6	Approve Release of Restrictions of Competitive Activities of Directors	For	For		Mgmt
	7	Other Business	None	None		Mgmt

06/08/07 - A	Hon Hai Precision Industry Co. Ltd.	Y36861105			04/09/07	907,182
	1	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	2	Approve Allocation of Income and Dividends	For	For		Mgmt
	3	Approve Capitalization of 2006 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Approve Increase of Registered Capital and Issuance of Ordinary Shares to Participate in the Issuance of Global Depository Receipt	For	For		Mgmt
	5	Amend Articles of Association	For	For		Mgmt
	6	Amend Election Rules of Directors and Supervisors	For	For		Mgmt
	7	Amend Procedures Governing the Acquisition or Disposal of Assets	For	For		Mgmt
Elect Directors by Cumulative Voting
	8	Elect Directors	For	Split		Mgmt
	8.1	Elect Hwu Tsong-Min as Independent Director with ID No. E100527029 --- For
	8.2	Elect Liu Cheng-Yu as Independent Director with ID No. E121186813 ---
	9	Approve Release of Restrictions of Competitive Activities of Directors	For	For		Mgmt
	10	Other Business	None	None		Mgmt

06/11/07 - A	MediaTek Inc.	Y5945U103			04/12/07	326,750
	1	Accept 2006 Operating Results and Financial Statements	For	For		Mgmt
	2	Approve 2006 Profit Distribution Plan	For	For		Mgmt
	3	Approve Capitalization of 2006 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Amend Articles of Association	For	For		Mgmt
	5	Amend Procedures Governing the Acquisition or Disposal of Assets	For	For		Mgmt
	6	Approve Increase of Registered Capital and Issuance of Ordinary Shares to Participate in the Issuance of Global Depository Receipt	For	For		Mgmt
	7	Other Business	None	None		Mgmt

06/12/07 - A	CHINA LIFE INSURANCE CO LTD	Y1477R204			05/11/07	1,004,000
	1	Accept Report of the Board of Directors	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	2	Accept Report of the Supervisory Committee	For	For		Mgmt
	3	Accept Financial Statements and Auditors’ Report	For	For		Mgmt
	4	Approve Profit Distribution and Cash Dividend Distribution Plan	For	For		Mgmt
	5	Authorize Board to Fix the Remuneration of Directors and Supervisors	For	For		Mgmt
	6	Approve Purchase of Liability Insurance for Directors and Management and Authorize Board to Organize and Implement It	For	Against		Mgmt

Due to the company’s failure to provide specific details regarding the scope and the terms of this proposal, we are unable to ascertain whether approval of this item would have any negative impact on shareholder rights or shareholder value. In view of this, we recommend a vote against this resolution.

7

Reappoint PricewaterhouseCoopers Zhong Tian CPAs Co. Ltd., Certified Public Accountants and PricewaterhouseCoopers, Certified Public Accountants as PRC and International Auditors and Authorize Board to Fix Their Remuneration

			For	For		Mgmt
	8	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	Against		Mgmt

In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

06/13/07 - A	AU Optronics Corp		Y0451X104		04/14/07	1,129,770
	1	Accept 2006 Operating Results and Financial Statements	For	For		Mgmt
	2	Approve 2006 Profit Distribution Plan	For	For		Mgmt
	3	Approve Capitalization of 2006 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Amend Articles of Association	For	For		Mgmt
	5	Amend Procedures Governing the Acquisition or Disposal of Assets, Derivative Financial Instrument, Loan of Funds to Other Parties, and Endorsement and Guarantee	For	For		Mgmt
Elect Directors by Cumulative Voting
	6	Elect Directors	For	Split		Mgmt
	6.1	Elect Vivien Huey-Juan Hsieh as Independent Director with ID No. P200062523 --- For
	6.2	Elect Chieh-Chien Chao as Independent Director with ID No. J100588946 --- For

Mgmt Rec - Company Management Recommended Vote

	6.3	Elect Tze-Kaing Yang as Independent Director with ID No. A102241340 --- For
	6.4	Elect Kuen-Yao (KY) Lee as Director with ID No. K101577037 --- Against
	6.5	Elect Hsuan Bin (HB) Chen as Director with ID No. J101514119 --- Against
	6.6	Elect Hui Hsiung as Director with ID No. Y100138545 --- Against
	6.7	Elect Cheng-Chu Fan, a Representative of BenQ Corporation, as Director with ID No. J101966328 --- Against
	6.8	Elect Lai-Juh Chen, a Representative of BenQ Corporation, as Director with ID No. A121498798 --- Against
	6.9	Elect Ching-Shih Han, a Representative of China Development Industrial Bank, as Director with ID No. E220500302 --- Against
	7	Approve Release of Restrictions of Competitive Activities of Directors	For	For		Mgmt

06/13/07 - A	MTN GROUP LTD.(formerly M-CELL)		S8039R108		None	140,672
Annual Meeting Agenda
	1	Accept Financial Statements and Statutory Reports for Year Ended 12-31-06	For	For		Mgmt
	2	Elect Directors	For	For		Mgmt
	3	Place Authorized But Unissued Shares under Control of Directors	For	For		Mgmt
	4	Approve Issuance of Shares without Preemptive Rights up to a Maximum of 10 Percent of Issued Capital	For	For		Mgmt
	5	Amend Incentive Share Scheme to Allow for Accelerated Vesting	For	Against		Mgmt
Based on the excessive discretion granted to the board to accelerate vesting under these amendments, we do not support this resolution.
	6	Authorize Board to Ratify and Execute Approved Resolutions	For	For		Mgmt
	7	Authorize Repurchase of Up to 20 Percent of Issued Share Capital	For	For		Mgmt

06/13/07 - A	Siliconware Precision Industries Co. Ltd.		Y7934R109		04/14/07	3,145,297
	1	Accept 2006 Operating Results and Financial Statements	For	For		Mgmt
	2	Approve 2006 Profit Distribution Plan	For	For		Mgmt
	3	Approve Capitalization of 2006 Dividends and Employee Profit Sharing	For	For		Mgmt
	4	Amend Articles of Association	For	For		Mgmt
	5	Amend Procedures Governing the Acquisition or Disposal of Assets	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

	6	Approve Release of Restrictions of Competitive Activities of Directors	For	For		Mgmt
	7	Other Business	None	None		Mgmt

06/15/07 - A	Hopson Development Holdings		G4600H101		06/11/07	1,802,000
	1	Accept Financial Statements and Statutory Reports	For	For		Mgmt
	2a	Reelect Xiang Bin as Executive Director	For	For		Mgmt
	2b	Reelect Au Wai Kin as Executive Director	For	For		Mgmt
	2c	Reelect Chen Chang Ying as Executive Director	For	For		Mgmt
	2d	Reelect Xiao Yan Xia as Executive Director	For	For		Mgmt
	2e	Authorize Board to Fix the Remuneration of Executive and Non-Executive Directors	For	For		Mgmt
	3	Approve Payment of Remuneration of Independent Non-Executive Directors	For	For		Mgmt
	4	Approve Final Dividend	For	For		Mgmt
	5	Reappoint PrecewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration	For	For		Mgmt
	6a	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	For	Against		Mgmt

In this case, the company did not provide discount restrictions on the issue price of shares under this mandate. Given this and considering that the mandate may be refreshed several times within a period of one year, we recommend shareholders oppose this resolution.

	6b	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	For	For		Mgmt
	6c	Authorize Reissuance of Repurchased Shares	For	Against		Mgmt
In this case, the company has not specified discount limits for the issuance of shares without preemptive rights. As such, we recommend shareholders vote against this resolution.
	7	Amend Rules of the Share Option Scheme of the Company	For	Against		Mgmt

Given that the high dilution of the scheme is not addressed by the amendments proposed under this item and in the absence of set performance targets for the exercise of options granted under the Scheme, a vote against this resolution is recommended.

06/21/07 - A	China Steel Corporation		Y15041109		04/22/07	3,991,000
	1	Accept 2006 Operating Results and Financial Statements	For	For		Mgmt
	2	Approve 2006 Profit Distribution Plan	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

3	Approve Capitalization of 2006 Dividends and Employee Profit Sharing	For	For	Mgmt
4	Amend Articles of Association	For	For	Mgmt
5	Amend Procedures Governing the Acquisition or Disposal of Assets	For	For	Mgmt
6	Amend Election Rules of Directors and Supervisors	For	For	Mgmt
Elect Directors by Cumulative Voting
7	Elect Directors	For	Split	Mgmt
7.1	Elect Yao-Chung Chiang, a Representative of the Ministry of Economic Affairs, R.O.C., as Director with Shareholder No. Y00001 --- Against

ISS believes that directors and supervisors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management. As such, it is important to elect directors and supervisors who have no material connection, either directly or indirectly, to the company, to enable them to act in the best interest of shareholders. In this case, ISS recommends that shareholders concentrate their cumulative votes in favor of all independent director nominees, namely: San-Shiung Hong, Ken H.C. Chiu and Wei-Sheng Hwang. For the supervisor nominees, given the absence of any negative concern regarding these candidates, ISS advises shareholders to allocate their cumulative votes equally for all supervisor nominees. These are Iuan-Yuan Lu, Jing-Yi Wang, and Ying-Yuan Lee.

7.2	Elect Fadah Hsieh, a Representative of the Ministry of Economic Affairs, R.O.C., as Director with Shareholder No. Y00001 --- Against
7.3	Elect Jung-Chiou Hwang, a Representative of the Ministry of Economic Affairs, R.O.C., as Director with Shareholder No. Y00001 --- Against
7.4	Elect Yuan-Cheng Chen, a Representative of Chiun Yu Investment Corporation., as Director with Shareholder No. V01357 --- Against
7.5	Elect Lo-Min Chung, a Representative of Ever Wealthy International Corporation, as Director with Shareholder No. V02376 --- Against
7.6	Elect Cheng-I Weng, a Representative of Gau Ruei Investment Corporation as Director with Shareholder No. V01360 --- Against
7.7	Elect Shun-Tsai Wu, a Representative of China Steel Labor Union, as Director with Shareholder No. X00012 --- Against

Mgmt Rec - Company Management Recommended Vote

	7.8	Elect Ho-Chong Chen, a Representative of Shin Mao Investment Corporation, as Director with Shareholder No. V01369 --- Against
	7.9	Elect San-Shiung Hong as Independent Director with ID No. A101349114 --- For
	7.10	Elect Ken H.C. Chiu as Independent Director with ID No. E100588951 --- For
	7.11	Elect Wei-Sheng Hwang as Independent Director with ID No. T102103672 --- For
Elect Supervisors by Cumulative Voting
	7	Elect Directors	For	For		Mgmt
	8	Approve Release of Restrictions of Competitive Activities of Directors	For	For		Mgmt
	9	Other Business	For	Against		Mgmt

06/27/07 - S	Tiger Brands Ltd. (Formerly Tiger Oats Ltd.)		S84594142		None	472,186
	1	Approve Special Dividends of ZAR 2.13	For	For		Mgmt
	2	Approve Cash Distribution to Shareholders by Way of Reduction of Share Premium Account	For	For		Mgmt
	3	Authorize Board to Ratify and Execute Approved Resolutions	For	For		Mgmt

06/29/07 - A	Gazprom OAO		368287207		06/06/07	358,013
Meeting for ADR Holders
	1	Approve Annual Report	For	For		Mgmt
	2	Approve Financial Statements	For	For		Mgmt
	3	Approve Allocation of Income	For	For		Mgmt
	4	Approve Dividends of RUB 2.54 per Ordinary Share	For	For		Mgmt
	5	Approve Remuneration of Directors and Members of Audit Commission	For	Against		Mgmt
Because the company did not provide any justification for such high remuneration, ISS cannot support this proposal.
	6	Ratify CJSC PricewaterhouseCoopers Audit as Auditor	For	For		Mgmt
	7	Amend Charter	For	For		Mgmt
	8	Approve Series of Related-Party Transactions in Connection with Implementation of Nord Stream Project	For	For		Mgmt
	9.1	Approve Related-Party Transaction with CJSC AB Gazprombank	For	For		Mgmt
	9.2	Approve Related-Party Transaction with Sberbank	For	For		Mgmt
	9.3	Approve Related-Party Transaction with CJSC AB Gazprombank	For	For		Mgmt
	9.4	Approve Related-Party Transaction with Sberbank	For	For		Mgmt
	9.5	Approve Related-Party Transaction with CJSC AB Gazprombank	For	For		Mgmt

Mgmt Rec - Company Management Recommended Vote

9.6	Approve Related-Party Transaction with CJSC AB Gazprombank	For	For	Mgmt
9.7	Approve Related-Party Transaction with Sberbank	For	For	Mgmt
9.8	Approve Related-Party Transaction with CJSC AB Gazprombank	For	For	Mgmt
9.9	Approve Related-Party Transaction with CJSC AB Gazprombank	For	For	Mgmt
9.10	Approve Related-Party Transaction with CJSC AB Gazprombank	For	For	Mgmt
9.11	Approve Related-Party Transaction with Sberbank	For	For	Mgmt
9.12	Approve Related-Party Transaction with CJSC AB Gazprombank	For	For	Mgmt
9.13	Approve Related-Party Transaction with OJSC Severneftegazprom	For	For	Mgmt
9.14	Approve Related-Party Transaction with OJSC Severneftegazprom	For	For	Mgmt
9.15	Approve Related-Party Transaction with Mezhregiongaz LLC	For	For	Mgmt
9.16	Approve Related-Party Transaction with Mezhregiongaz LLC	For	For	Mgmt
9.17	Approve Related-Party Transaction with Mezhregiongaz LLC	For	For	Mgmt
9.18	Approve Related-Party Transaction with CJSC Northgas	For	For	Mgmt
9.19	Approve Related-Party Transaction with OJSC Novatek	For	For	Mgmt
9.20	Approve Related-Party Transaction with OJSC Tomskgazprom	For	For	Mgmt
9.21	Approve Related-Party Transaction with Mezhregiongaz LLC	For	For	Mgmt
9.22	Approve Related-Party Transaction with OJSC Gazprom Neft	For	For	Mgmt
9.23	Approve Related-Party Transaction with OJSC Novatek	For	For	Mgmt
9.24	Approve Related-Party Transaction with OJSC Novatek	For	For	Mgmt
9.25	Approve Related-Party Transaction with Latvijas Gaze a/s	For	For	Mgmt
9.26	Approve Related-Party Transaction with AB Lietuvos dujos	For	For	Mgmt
9.27	Approve Related-Party Transaction with UAB Kauno Termofikacijos Elektrine	For	For	Mgmt
9.28	Approve Related-Party Transaction with MoldovaGaz S.A.	For	For	Mgmt
9.29	Approve Related-Party Transaction with MoldovaGaz S.A.	For	For	Mgmt
Elect 11 Directors by Cumulative Voting
10	Elect Directors	Split	Split	Mgmt
10.1	Elect Andrey Akimov as Director --- Abstain

Mgmt Rec - Company Management Recommended Vote

ISS Analysis As declared in a written statement to ISS, Fedorov fulfills ISS’ criteria for independent directors. Because we believe that independent directors are most capable of making impartial decisions, taking into consideration first and foremost the rights and value of the company’s shareholders, we recommend that shareholders vote in favor of Fedorov (item 10.14) and withhold their votes for the remaining 18 nominees. We believe that this candidate is most likely to bring independence to the board and will most likely act in all shareholders’ interest.

10.2	Elect Alexander Ananenkov as Director --- Abstain
10.3	Elect Burckhard Bergmann as Director --- Abstain
10.4	Elect Farit Gazizullin as Director --- Abstain
10.5	Elect German Gref as Director --- Abstain
10.6	Elect Elena Karpel as Director --- Abstain
10.7	Elect Dmitry Medvedev as Director --- Abstain
10.8	Elect Yury Medvedev as Director --- Abstain
10.9	Elect Alexey Miller as Director --- Abstain
10.10	Elect Victor Nikolaev as Director --- Abstain
10.11	Elect Sergey Oganesyan as Director --- Abstain
10.12	Elect Alexander Potyomkin as Director --- Abstain
10.13	Elect Mikhail Sereda as Director --- Abstain
10.14	Elect Boris Fedorov as Director --- For
10.15	Elect Robert Foresman as Director --- Abstain
10.16	Elect Victor Khristenko as Director --- Abstain
10.17	Elect Alexander Shokhin as Director --- Abstain
10.18	Elect Igor Yusufov as Director --- Abstain
10.19	Elect Evgeny Yasin as Director --- Abstain
Elect Nine Members of Audit Commission
11.1	Elect Dmitry Arkhipov as Member of Audit Commission	For	For	Mgmt
11.2	Elect Denis Askinadze as Member of Audit Commission	For	Abstain	Mgmt
11.3	Elect Vadim Bikulov as Member of Audit Commission	For	For	Mgmt
11.4	Elect Rafael Ishutin as Member of Audit Commission	For	For	Mgmt
11.5	Elect Andrey Kobzev as Member of Audit Commission	For	Abstain	Mgmt
11.6	Elect Nina Lobanova as Member of Audit Commission	For	For	Mgmt
11.7	Elect Yury Nosov as Member of Audit Commission	For	Abstain	Mgmt
11.8	Elect Victoria Oseledko as Member of Audit Commission	For	Abstain	Mgmt

Mgmt Rec - Company Management Recommended Vote

	11.9	Elect Vladislav Sinyov as Member of Audit Commission	For	For		Mgmt
	11.10	Elect Andrey Fomin as Member of Audit Commission	For	Abstain		Mgmt
	11.11	Elect Yury Shubin as Member of Audit Commission	For	Abstain		Mgmt

06/29/07 - A	Tatneft OAO		670831205		05/14/07	44,546
Meeting for GDR Holders
	1	Approve Annual Report and Board of Directors Report on Company’s Operations in 2006	For	For		Mgmt
	2	Approve Financial Statements	For	For		Mgmt
	3	Approve Allocation of Income	For	For		Mgmt
	4	Approve Dividends	For	For		Mgmt
Elect 14 Directors by Cumulative Voting
	5	Elect Directors	None	Split		Mgmt
	5.1	Elect Shafagat Takhautdinov as Director --- Abstain

ISS Analysis We note that the definition of independence contained in the Russian Corporate Governance Code, and followed by Tatneft, is not as detailed as ours and that we are therefore unable to classify Ghosh, Voskresenskaya, and Waygood as independent directors based on our classification guidelines. We note also that all 14 candidates will be elected to the board. However, because the three candidates can be classified as independent based on the definition of director independence contained in the Russian Corporate Governance Code, and because we believe that independent directors are most capable of making impartial decisions, taking into consideration first and foremost the rights and value of the company’s shareholders, we recommend that shareholders vote in favor of Ghosh (item 5.6), Voskresenskaya (item 5.13), and Waygood (item 5.14) and withhold their votes for the remaining 11 nominees. We believe that these three candidates are most likely to bring independence to the board and will most likely act in all shareholders’ interest.

	5.2	Elect Radik Gaizatullin as Director --- Abstain
	5.3	Elect Sushovan Ghosh as Director --- For
	5.4	Elect Nail Ibragimov as Director --- Abstain
	5.5	Elect Rais Khisamov as Director --- Abstain
	5.6	Elect Vladimir Lavushchenko as Director --- Abstain
	5.7	Elect Nail Maganov as Director --- Abstain
	5.8	Elect Renat Muslimov as Director --- Abstain
	5.9	Elect Renat Sabirov as Director --- Abstain

Mgmt Rec - Company Management Recommended Vote

Mgmt Rec - Company Management Recommended Vote

5.10	Elect Valery Sorokin as Director --- Abstain
5.11	Elect Mirgazian Taziev as Director --- Abstain
5.12	Elect Valery Vasiliev as Director --- Abstain
5.13	Elect Maria Voskresenskaya as Director --- For
5.14	Elect David Waygood as Director --- For
Elect Eight Members of Audit Commission
6.1	Elect Tamara Vilkova as Member of Audit Commission	For	For	Mgmt
6.2	Elect Nazilya Galieva as Member of Audit Commission	For	For	Mgmt
6.3	Elect Ferdinand Galiullin as Member of Audit Commission	For	For	Mgmt
6.4	Elect Venera Kuzmina as Member of Audit Commission	For	For	Mgmt
6.5	Elect Nikolay Lapin as Member of Audit Commission	For	For	Mgmt
6.6	Elect Marsel Muradymov as Member of Audit Commission	For	For	Mgmt
6.7	Elect Liliya Rakhimzyanova as Member of Audit Commission	For	For	Mgmt
6.8	Elect Alfiya Sinegaeva as Member of Audit Commission	For	For	Mgmt
7	Ratify Auditor	For	For	Mgmt
8	Amend Charter	For	For	Mgmt
9	Amend Regulations on Board of Directors	For	For	Mgmt
10	Amend Regulations on Management	For	For	Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Group of Funds

(Registrant)

By:	/s/ Willard L.Umphrey, President and Chief Executive Officer

Date:	August 20, 2007